Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal income tax provision	$ 0
Effective federal statutory rate	21.00%
Net operating losses carryforward	$ 124,300,000	$ 76,800,000
Research and development tax credit carryforwards expired	2023 through 2041
Domestic Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses carryforward	$ 124,300,000
Research and development tax credit carryforwards	4,755,000
Domestic Tax Authority | Net Operating Loss Carryforwards Expiring Unused [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses carryforward			$ 120,000,000
State and Local Jurisdiction
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses carryforward	76,800,000
Research and development tax credit carryforwards	4,903,000
State and Local Jurisdiction | Net Operating Loss Carryforwards Expiring Unused [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses carryforward			$ 56,000,000
Minimum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Limitation arising from estimated ownership change	1,400,000
Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Limitation arising from estimated ownership change	$ 3,700,000